Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other assets and other liabilities
end of	2013	2012
Other assets (CHF million)
Cash collateral on derivative instruments	8,359	10,904
Cash collateral on non-derivative transactions	1,412	1,995
Derivative instruments used for hedging	2,062	3,930
Assets held-for-sale	19,306	20,343
of which loans [1]	18,914	19,894
of which real estate	392	442
Assets held for separate accounts	11,236	13,414
Interest and fees receivable	4,859	5,861
Deferred tax assets	6,185	7,102
Prepaid expenses	552	538
Failed purchases	2,365	2,699
Other	6,729	6,126
Other assets	63,065	72,912
Other liabilities (CHF million)
Cash collateral on derivative instruments	11,663	12,224
Cash collateral on non-derivative transactions	955	1,246
Derivative instruments used for hedging	384	1,182
Provisions [2]	2,641	1,362
of which off-balance sheet risk	60	60
Liabilities held for separate accounts	11,236	13,414
Interest and fees payable	5,641	6,752
Current tax liabilities	864	863
Deferred tax liabilities	394	130
Failed sales	2,396	4,336
Other	15,273	16,128
Other liabilities	51,447	57,637
1
Included as of December 31, 2013 and 2012 were CHF  1,778 million and CHF 3,730 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF  769 million and CHF 922 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP.

2 Includes provisions for bridge commitments.

Bank
Other assets and other liabilities
end of	2013	2012
Other assets (CHF million)
Cash collateral on derivative instruments	8,359	10,904
Cash collateral on non-derivative transactions	1,412	1,995
Derivative instruments used for hedging	2,062	3,913
Assets held-for-sale	19,306	20,343
of which loans [1]	18,914	19,894
of which real estate	392	442
Assets held for separate accounts	11,236	13,414
Interest and fees receivable	4,839	5,845
Deferred tax assets	6,179	7,094
Prepaid expenses	568	532
Failed purchases	2,365	2,699
Other	5,230	6,043
Other assets	61,556	72,782
Other liabilities (CHF million)
Cash collateral on derivative instruments	11,664	12,224
Cash collateral on non-derivative transactions	955	1,246
Derivative instruments used for hedging	384	1,114
Provisions [2]	2,630	1,348
of which off-balance sheet risk	59	59
Liabilities held for separate accounts	11,236	13,414
Interest and fees payable	5,569	6,556
Current tax liabilities	805	811
Deferred tax liabilities	80	103
Failed sales	2,396	4,336
Other	15,360	16,215
Other liabilities	51,079	57,367
1
Included as of December 31, 2013 and 2012 were CHF 1,778 million and CHF 3,730 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF  769 million and CHF 922 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP.

2 Includes provisions for bridge commitments.